EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLAN

20. EMPLOYEE BENEFIT PLAN

Full time employees of the Group located in the PRC (mainland), Hong Kong, Taiwan, and Japan participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries.

The total provisions for such employee benefits were $8,822, $13,644 and $20,188 for the years ended December 31, 2009, 2010 and 2011, respectively.